Repurchase of Shares	12 Months Ended
Sep. 30, 2020
Equity [Abstract]
Repurchase of Shares
Note 12 — Repurchase of Shares
From time to time, the Company’s Board of Directors can adopt share repurchase plans authorizing the repurchase of the Company’s outstanding ordinary shares. On November 8, 2017, the Company’s Board of Directors adopted a share repurchase plan for the repurchase of up to an additional $800,000 of the Company’s outstanding ordinary shares with no expiration date. On November 12, 2019, the Company’s Board of Directors adopted another share repurchase plan authorizing the repurchase of up to an additional $800,000 of the Company’s outstanding ordinary shares with no expiration date. In May 2020, the Company completed the repurchase of the remaining authorized amount of ordinary shares under the November 2017 plan and initiated repurchases of the Company’s outstanding ordinary shares pursuant to the November 2019 plan. In the year ended September 30, 2020, the Company repurchased
5,668 ordinary shares at an average price of $63.66 per share (excluding broker and transaction fees). The November 2019 plan permits the Company to purchase its ordinary shares in the open market or through privately negotiated transactions at times and prices that it considers appropriate. As of September 30, 2020, the Company had remaining authority to repurchase up to $678,344 of its outstanding ordinary shares under the November 2019 plan.